 THE PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

The Parnassus Income Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Income Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

THE EQUITY-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
200,000	Cherokee Inc. [2]	0.9%	$8,054,000

	Banks
350,000	US Bancorp.		$10,675,000
325,000	Wachovia Corp.		18,216,250
400,000	Wells Fargo & Co.		25,548,000
		6.4%	$54,439,250

	Biotechnology
200,000	Affymetrix Inc. [1,2]		$6,586,000
100,000	Amgen Inc. [1]		7,275,000
500,000	Invitrogen Corp. [1,2]		35,065,000
		5.8%	$48,926,000

	Chemicals
150,000	Sigma-Aldrich Corp.	1.2%	$9,868,500

	Computers
200,000	International Business Machines Corp.	1.9%	$16,494,000

	Cosmetics & Personal Care
250,000	Procter & Gamble Co.	1.7%	$14,407,500

	Data Processing
150,000	Automatic Data Processing Inc.	0.8%	$6,852,000

	Electric Motors
100,000	Baldor Electric Co. [2]	0.4%	$3,387,000

	Electronics
200,000	Cymer Inc. [1,2]	1.1%	$9,088,000

	Entertainment
655,000	Cedar Fair, LP [2]	2.3%	$19,158,750

	Financial Services
750,000	JPMorgan Chase & Co.	3.7%	$31,230,000

	Food Products
50,000	McCormick & Co. Inc.		$1,693,000
800,000	Sysco Corp.		25,640,000
		3.2%	$27,333,000

	Health Care Products
500,000	Baxter International Inc.		$19,405,000
100,000	Dentsply International Inc.		5,815,000
625,000	Johnson & Johnson		37,012,500
350,000	Medtronic Inc.		17,762,500
75,000	St. Jude Medical Inc. [1]		3,075,000
		9.8%	$83,070,000

	Health Care Services
650,000	Emdeon Corp. [1,2]	0.8%	$ 7,020,000

	Home Products
775,000	WD-40 Co. [2]	2.8%	$23,908,750

	Industrial Manufacturing
425,000	3M Co.		$32,168,250
75,000	Paccar Inc.		5,286,000
50,000	Teleflex Inc.		3,581,500
		4.8%	$41,035,750

	Insurance
250,000	AFLAC Inc.		$11,282,500
475,000	HCC Insurance Holdings Inc.		16,530,000
500,000	Tower Group Inc. [2]		11,550,000
		4.6%	$39,362,500

	Internet
625,000	eBay Inc. [1]	2.9%	$24,375,000

	Machinery
50,000	Graco Inc.	0.3%	$2,271,500

	Natural Gas
475,000	Energen Corp.		$16,625,000
525,000	Oneok Inc.		16,931,250
175,000	Quicksilver Resources Inc. [1,2]		6,765,500
500,000	Southern Union Co. [1,2]		12,415,000
		6.2%	$52,736,750

	Networking Products
1,000,000	Cisco Systems Inc. [1]	2.6%	$21,670,000

	Office Equipment
300,000	Avery Dennison Corp. [2]		$17,544,000
350,000	Canon Inc. (ADR)		23,117,500
615,000	Pitney Bowes Inc.		26,401,950
		7.9%	$67,063,450

	Oil & Gas
415,000	Apache Corp.		$27,186,650
25,000	Devon Energy Corp.		1,529,250
		3.4%	$28,715,900

	Pharmaceuticals
400,000	Pfizer Inc.	1.2%	$9,968,000

	Retail
100,000	Foot Locker Inc.		$2,388,000
200,000	Ross Stores Inc.		5,838,000
600,000	The Gap Inc.		11,208,000
375,000	Home Depot Inc.		15,862,500
25,000	Tuesday Morning Corp.		577,250
		4.2%	$35,873,750

	Semiconductor Capital Equipment
225,000	Applied Materials Inc.	0.5%	$3,939,750

	Semiconductors
925,000	Integrated Device Technology Inc. [1,2]		$13,745,500
575,000	Intel Corp.		11,189,500
1,200,000	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)		12,072,000
250,000	Xilinx Inc.		6,365,000
		5.1%	$43,372,000

	Services
1,325,000	The ServiceMaster Co.	2.0%	$17,384,000

	Telecommunications
625,000	Nokia Corp. (ADR)		$12,950,000
250,000	Verizon Communications Inc.		8,515,000
		2.5%	$21,465,000

	Total investment in common stocks
	(cost $710,164,991)	91.0%	$772,470,100

Principal		Percent of
Amount $	Convertible Bonds	Net Assets	Market Value

	Air Transport
6,000,000	JetBlue Airways Corp. [2]
	3.500%, due 07/15/2033		$5,325,000
1,000,000	ExpressJet Holdings Inc.
	4.250%, due 08/01/2023		865,000
		0.7%	$6,190,000

	Computers
1,660,000	Radisys Corp. [2]
	1.375%, due 11/15/2023	0.2%	$1,639,250

	Health Care Services
22,000,000	Emdeon Corp. [2]
	1.750%, due 06/15/2023	2.4%	$20,075,000

	Semiconductors
12,500,000	Credence Systems Corp. [2]
	1.500%, due 05/15/2008		$11,625,000
10,000,000	Agere Systems Inc. [2]
	6.500%, due 12/15/2009		9,850,000
		2.5%	$21,475,000

	Software
9,586,000	Mentor Graphics Corp. [2]
	6.360%, due 08/06/2023	1.1%	$9,322,385

	Total investment in convertible bonds
	(cost $55,659,656)	6.9%	$58,701,635

		Percent of
Shares	Preferred Stocks	Net Assets	Market Value

	Banks
55,000	Zions Capital Trust B [2]
	Preferred 8.000%, callable 09/01/2007		$1,436,050
55,439	First Republic Preferred Capital Corp.
	Preferred 8.875%, Series B, callable 12/30/2006		1,403,161

	Total investment in preferred stock
	(cost $2,819,746)	0.3%	$2,839,211

	Total investments in stocks and convertible bonds
	(cost $768,644,393)	98.2%	$ 834,010,946

Principal		Percent of
Amount $	Short-Term Investments	Net Assets	Market Value

	Certificates of Deposit [3]
100,000	Community Bank of the Bay
	3.630%, matures 08/24/2006	0.0%	$98,411

	Registered Investment Companies -
	Money Market Funds
1,020,400	Evergreen U.S. Government Fund
	variable rate, 4.370%		$1,020,400
98,472	Goldman Sachs FS Government Fund
	variable rate, 4.580%		98,472
22,811,234	Janus Government Fund
	variable rate, 4.670%		22,811,234
118,245	Scudder Government Fund
	variable rate, 4.390%		118,245
2,324,669	SSGA U.S. Government Fund
	variable rate, 4.300%		2,324,669
		3.1%	$26,373,020

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2006		$98,521
100,000	Ecologic Finance
	2.000%, matures 01/25/2007		95,085
100,000	Vermont Community Loan Fund
	2.000%, matures 04/16/2006		99,754
		0.0%	$293,360

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
78,926,297	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 4.690%	9.4%	$78,926,297

	Total short-term securities
	(cost $105,691,088)	12.5%	$105,691,088

	Total securities
	(cost $874,335,481)	110.7%	$939,702,034

	Payable upon return of securities loaned	-9.4%	$(78,926,297)

	Other assets and liabilities - net	-1.3%	(11,615,638)
	Total net assets	100.0%	$849,160,099

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at March 31, 2006
The total value of the securities on loan at March 31, 2006 was $77,105,193.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Equity Income
Fund

Cost of investments	$874,635,462
Unrealized appreciation	$70,533,390
Unrealized depreciation	(5,466,818)

Net unrealized appreciation (depreciation)	$65,066,572

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE FIXED-INCOME FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Health Care Products
35,027	Baxter International Inc.	2.9%	$1,359,398

	Natural Gas
66,654	Oneok Inc.	4.5%	$2,149,591

	Total investment in common stock
	(cost $2,934,066)	7.4%	$3,508,989

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Banks
500,000	Bank One Corp.
	Notes, 6.000%, due 02/17/2009	1.1%	$508,096

	Financial Services
500,000	Goldman Sachs Group Inc.
	Notes, 6.650%, due 05/15/2009		$518,045
500,000	Wells Fargo Financial Inc.
	Notes, 6.850%, due 07/15/2009		521,077
		2.2%	$1,039,122

	Retail
400,000	Target Corp.
	Notes, 7.500%, due 08/15/2010	0.9%	$432,718

	Total investments in corporate bonds
	(cost $1,889,532)	4.2%	$1,979,936

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Air Transport
2,000,000	JetBlue Airways Corp. [2]
	Notes, 3.500%, due 07/15/2033	3.7%	$1,775,000

	Electronics
2,300,000	Cymer Inc. [2]
	Notes, 3.500%, due 02/15/2009		$2,334,500
1,400,000	Vishay Intertechnology Inc.
	Notes, 3.625%, due 08/01/2023		1,398,250
		7.8%	$3,732,750

	Total investments in convertible bonds
	(cost $5,448,676)	11.5%	$5,507,750

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

3,000,000	Fannie Mae
	Notes, 5.125%, due 04/22/2013		$2,923,971
1,000,000	Federal Home Loan Bank System
	Notes, 5.000%, due 05/28/2015		958,735

	Total investments in U.S. government agency bonds
	(cost $4,000,000)	8.2%	$3,882,706

	Total investment in long-term securities
	(cost $14,272,274)	31.3%	$14,879,381

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value

	U.S. government angency discount notes
14,000,000	Federal Home Loan Mortgage Corporation
	Zero coupon, 4.520% equivalent, matures 05/01/2006		$13,947,167
10,000,000	Federal National Mortgage Association
	Zero coupon, 4.430% equivalent, matures 04/13/2006		9,985,233
5,000,000	Federal National Mortgage Association
	Zero coupon, 4.770% equivalent, matures 04/18/2006		4,989,257
		60.7%	$28,921,657

	Registered Investment Companies -
	Money Market Funds
1,020,400	Evergreen U.S. Government Fund
	variable rate, 4.370%		$1,020,400
294,457	Goldman Sachs FS Government Fund
	variable rate, 4.580%		294,457
1,115,742	Janus Government Fund
	variable rate, 4.670%		1,115,742
1,314	Scudder Government Fund
	variable rate, 4.390%		1,314
120,698	SSGA U.S. Government Fund
	variable rate, 4.300%		120,698
		5.4%	$2,552,611

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
1,833,120	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 4.690%	3.8%	$1,833,120

	Total short-term securities
	(cost $33,307,388)	69.9%	$33,307,388

	Total securities
	(cost $47,579,662)	101.2%	$48,186,769

	Payable upon return of securities loaned	-3.8%	$(1,833,120)

	Other assets and liabilities - net	2.6%	1,250,756
	Total net assets	100.0%	$47,604,405

(1) This security or partial position of this security was on loan at March 31, 2006
The total value of the securities on loan at March 31, 2006 was $1,792,640.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Fixed-Income
Fund

Cost of investments	$47,579,662
Unrealized appreciation	$744,775
Unrealized depreciation	(137,668)

Net unrealized appreciation (depreciation)	$607,107

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Principal Amount $	Municipal Bonds	Percent of Net Assets	Market Value

	Airport
1,000,000	San Francisco City & County Airport
	Commission
	FGIC Insured, 5.000%, due 05/01/2010	5.2%	$1,052,950

	Development
1,000,000	Indian Wells Redevelopment Agency
	AMBAC Insured, 4.500%, due 09/01/2011		$1,040,830
860,000	Rialto Redevelopment Agency
	4.000%, due 09/01/2007		858,693
800,000	State of California
	5.000%, due 07/01/2016		838,200
600,000	La Quinta Redevelopment Agency
	Tax Allocation
	MBIA Insured, 7.300%, due 09/01/2011		702,996
625,000	San Mateo Redevelopment Agency
	XLCA Insured, 4.200%, due 08/01/2023		613,644
500,000	California Infrastructure & Economic
	Development Bank
	5.000%, due 10/01/2012		538,085
425,000	Rialto Redevelopment Agency
	4.500%, due 09/01/2013		432,310
		24.5%	$5,024,758

	Education
200,000	Sweetwater Union High School District
	4.250%, due 09/01/2017	1.0%	$195,920

	General
1,000,000	ABAG Finance Authority for Nonprofit
	Corps
	4.250%, due 11/15/2012	4.9%	$1,008,570

	General Obligation
1,000,000	State of California
	6.600%, due 02/01/2009		$1,075,860
700,000	State of California
	6.100%, due 10/01/2009		753,088
		8.9%	$1,828,948

	Housing
1,000,000	California State Public Works Board
	FSA Insured, 5.375%, due 10/01/2013		$1,087,420
960,000	California State Public Works Board
	5.500%, due 12/01/2009		1,014,825
910,000	California Statewide Communities
	Development Authority
	ACA Insured, 4.500%, due 08/01/2010		917,062
		14.7%	$3,019,307

	Medical Healthcare
500,000	Loma Linda Hospital
	4.500%, due 12/01/2018		$487,720
415,000	Loma Linda Hospital
	AMBAC Insured, 4.850%, due 12/01/2010		435,945
395,000	County of San Diego
	5.000%, due 09/01/2008		406,025
300,000	California Health Facilities Financing
	Authority
	5.000%, due 07/01/2009		311,136
		8.0%	$1,640,826

	Power
1,100,000	California State Department of
	Water Resources
	5.500%, due 05/01/2009	5.7%	$1,155,660

	School District
450,000	Los Altos School District
	5.250%, due 08/01/2010		$479,637
440,000	Los Angeles Unified School
	District
	FGIC Insured, 5.500%, due 07/01/2013		472,388
450,000	Morgan Hill Unified School District
	FGIC Insured, 4.900%, due 08/01/2013		474,467
410,000	Sacramento City Unified School
	District
	5.750%, due 07/01/2017		444,661
		9.1%	$1,871,153

	Transportation
1,000,000	Contra Costa Transportation Authority
	FGIC Insured, 4.000%, due 03/01/2009		$1,013,400
250,000	Los Angeles County Metropolitan
	Transportation Authority
	AMBAC Insured, 5.000%, due 07/01/2013		259,595
260,000	San Francisco Bay Area Transit Financing
	Authority Prerefunded
	5.250%, due 07/01/2013		272,280
		7.5%	$1,545,275

	Utilities
200,000	City of Los Angeles CA
	FGIC Insured, 5.000%, due 06/01/2011		$208,150
1,000,000	San Francisco City & County
	Public Utilities Commission
	MBIA Insured, 5.000%, due 10/01/2009		1,048,190
		6.1%	$1,256,340

	Water
215,000	California State Department of
	Water Resources
	5.125%, due 12/01/2016		$225,904
185,000	California State Department of
	Water Resources
	5.125%, due 12/01/2016		194,095
		2.0%	$419,999

	Total investments in municipal bonds
	(cost $19,979,450)	97.6%	$20,019,706

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

291,308	California Investment Trust Tax Free Fund
	variable rate, 2.450%		$291,308

4,612	Goldman Sachs California Tax-Exempt
	Fund
	variable rate, 2.710%		$4,612

	Total short-term securities
	(cost $295,920)	1.5%	$295,920

	Total securities
	(cost $20,275,370)	99.1%	$20,315,626

	Other assets and liabilities - net	0.9%	$193,604
	Total net assets	100.0%	$20,509,230

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

California Tax-Exempt
Fund

Cost of investments	$20,275,370
Unrealized appreciation	$178,936
Unrealized depreciation	(138,680)

Net unrealized appreciation (depreciation)	$40,256

Fund holdings will vary over time.

Fund shares are not FDIC insured.

Glossary of Terms
ABAG	The Association of Bay Area Governments
ACA	ACA Financial Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assistance
MBIA	Municipal Bond Investors Assurance Corp.
XLCA	XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson, President (as Principal Executive Officer)

Date:	May 30, 2006

By:	/s/ Debra A. Early

Debra A. Early, Treasurer (as Principal Financial Officer)

Date:	May 30, 2006